Loans and Advances to Customers - Summary of Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	€ 571,909	€ 560,154
Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	571,909	560,154
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	571,429	558,857
Subordinated [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	€ 480	€ 1,297